Geographic Information - Narrative (Q2) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Geographic Concentration Risk | Long Lived Assets Benchmark | United States
Concentration Risk [Line Items]
Concentration risk, percentage	87.00%	90.00%